Other assets (Details) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended
	Aug. 31, 2021 USD ($) vessel	Jul. 31, 2018 USD ($) equipment	Dec. 31, 2021 vessel	Jun. 30, 2023 USD ($) tanker	Jun. 30, 2022 USD ($) vessel	Dec. 31, 2022 USD ($)	Nov. 01, 2022 USD ($)	Apr. 30, 2017 USD ($)
Disclosure Of Other Assets [Line Items]
Seller's credit on sale leaseback vessels				$ 11,762		$ 11,430
Investment in joint venture and BWTS supplier				8,578		7,672
Capitalized loan fees				3		3
Other assets				83,742		83,754
Number of sales completed | vessel					16
Proportion of ownership interest in joint venture	50.00%
Distributions from dual fuel tanker joint venture				1,489	$ 240
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		$ 1,800
Joint ventures
Disclosure Of Other Assets [Line Items]
Aggregate proceeds	$ 6,700
Share of net income resulting from joint venture				2,400
Distributions from dual fuel tanker joint venture				1,500
Minority interest in portfolio acquired
Disclosure Of Other Assets [Line Items]
Investments in joint ventures accounted for using equity method							$ 1,750
MR
Disclosure Of Other Assets [Line Items]
Number of sales completed | vessel					2
LR1
Disclosure Of Other Assets [Line Items]
Number of sales completed | vessel					12
Deposits for scrubbers
Disclosure Of Other Assets [Line Items]
Deposits for scrubbers				$ 9,737		9,737
Investment in BWTS supplier
Disclosure Of Other Assets [Line Items]
Number of vessels | tanker				56
Number of vessels with BWTS | equipment		55
Payments to acquire property, plant, and equipment		$ 36,200
Investment in BWTS supplier | Third party supplier
Disclosure Of Other Assets [Line Items]
Investment in joint venture and BWTS supplier				$ 1,751		1,751
Vessels
Disclosure Of Other Assets [Line Items]
Accretion of lease financed vessels				300	$ 300
Product tanker
Disclosure Of Other Assets [Line Items]
Number of vessels | vessel	9
Product tanker | MR
Disclosure Of Other Assets [Line Items]
Number of vessels | vessel	5
Term of charter contracts	5 years
Product tanker | LR1
Disclosure Of Other Assets [Line Items]
Number of vessels | vessel	4
Number of sales completed | vessel			2
STI Beryl, STI Le Rocher, and STI Larvotto | Vessels
Disclosure Of Other Assets [Line Items]
Seller's credit on sale leaseback vessels				13,100				$ 13,100
Sale leaseback transaction, deposit per vessel				4,350				$ 4,350
Other related parties | Scorpio LR2 Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties				24,650		25,500
Other related parties | Scorpio MR Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties				21,600		22,000
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties				5,661		5,661
Other related parties | Scorpio Pools
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties				$ 51,911		$ 53,161